Subsequent Events (Details)		12 Months Ended
	Dec. 11, 2023 USD ($) D	Dec. 31, 2022 USD ($)
Subsequent Events
Payment of cash		$ (2,719,899)
Elusys Therapeutics
Subsequent Events
Liabilities and manufacturing commitments	$ 40,000,000
Payment of cash	$ 500,000
Percentage of royalty fee	3.00%
Royalty fees	$ 5,000,000
Outstanding royalty expenses	$ 5,000,000
Debt instrument interest rate	1.00%
Debt instrument weighted average interest rate	110.00%
Debt instrument conversion of value issued upon conversion	$ 2,250,000
Debt instrument trading days | D	7